Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ (2,323)
Ending balance	4,069	$ (2,323)
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	1,909	389
Net gains recognised in revenue	576	1,190
Purchases	271	886
Sales	(185)	(623)
Settlements	(125)	46
Recategorisations (net)	25	17
Currency translation differences	(5)	4
Ending balance	$ 2,466	$ 1,909